Business Description and Going Concern (Details Narrative 3) (Aero Pharmaceuticals, Inc. ("Aero"), USD $)	0 Months Ended
May 16, 2011
Intangible assets acquired	$ 282,800
Useful life of intengible assets acquired	5 years
Acquired brands
Intangible assets acquired	110,000
Customer relationships
Intangible assets acquired	$ 172,800